CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Statement Of Financial Position [Abstract]
Cash and cash equivalents	$ 5,028	$ 5,567
Restricted cash	841	922
Trade receivables, net	1,345	1,362
Financing receivables, net	22,148	21,976
Inventories, net	8,552	7,410
Property, plant and equipment, net	7,142	7,090
Investments in unconsolidated subsidiaries and affiliates	616	645
Equipment under operating leases	1,104	1,059
Goodwill	2,499	2,504
Other intangible assets, net	791	810
Deferred tax assets	1,787	1,679
Derivative assets	199	261
Other assets	2,646	2,558
TOTAL ASSETS	54,698	53,843
Debt	31,296	29,866
Trade payables	6,812	7,369
Deferred tax liabilities	496	385
Pension, postretirement and other post-employment benefits	2,452	2,427
Derivative liabilities	123	94
Other liabilities	8,427	8,735
Total liabilities	49,606	48,876
Redeemable Noncontrolling interest	11	12
Common shares, € 0.01, par value; issued 1,353,050,526 and 1,350,073,530 common shares and outstanding 443,223,093 and 468,994,386 special voting shares at 3/31/2014 and 12/31/2013, respectively	25	25
Additional paid-in capital	4,292	4,283
Retained earnings	2,064	1,966
Accumulated other comprehensive loss	(1,353)	(1,373)
Noncontrolling interests	53	54
Equity	5,081	4,955
TOTAL EQUITY AND LIABILITIES	$ 54,698	$ 53,843